Income Taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015
Deferred tax assets:
Inventory	$ 2,159	$ 1,443
Share-based compensation	1,521	683
Accrued payroll	903	563
Net operating loss carryforwards	5,274	5,174
Transaction costs	191	206
Tax credits	3,600	2,838
Other assets	2,337	1,606
Deferred tax assets	15,985	12,513
Valuation allowance	(4,888)	(1,997)
Total deferred tax assets	11,097	10,516
Deferred tax liabilities:
Intangible assets	(10,830)	(10,228)
Property, plant and equipment	0	0
Other liabilities	(303)	(487)
Total deferred tax liabilities	(11,133)	(10,715)
Net deferred tax liability	$ (36)	$ (199)